Federated International Strategic Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER IVFAX)
CLASS C SHARES (TICKER IVFCX)
INSTITUTIONAL SHARES (TICKER IVFIX)

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 2010

1. Effective March 31, 2010, Federated International Strategic Value Fund will change its name to Federated International Strategic Value Dividend Fund. Accordingly, please change any reference to “Federated International Strategic Value Fund” to “Federated International Strategic Value Dividend Fund” everywhere such a reference appears in the Prospectus(es) and Statement of Additional Information.

2. On the cover page please replace the first paragraph with the following:

“A mutual fund seeking to provide income and long-term capital appreciation by investing in dividend paying value stocks of companies based outside of the United States.”

3. Under the main heading entitled “FUND SUMMARY INFORMATION” “RISK/RETURN SUMMARY: INVESTMENTS, RISKS, PERFORMANCE,” please add as the last paragraph of the subsection “What are the Fund's Main Investment Strategies?” the following:

“Because the Fund refers to Dividend in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in dividend-paying securities.”

4. Under the heading entitled, “What are the Fund's Investment Strategies?,” please add as the last paragraph before “TEMPORARY INVESTMENTS” the following:

“Because the Fund refers to Dividend in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in dividend-paying securities.”

5. Under the heading entitled “Account and Share Information,” please replace the first paragraph of the subsection, “Dividends and Capital Gains” with the following:

“The Fund declares and pays any dividends quarterly to shareholders. Dividends are paid to all shareholders invested in the Fund on the record date. The record date is the date on which a shareholder must officially own Shares in order to earn a dividend.”

February 26, 2010

Federated International Strategic Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450242 (2/10)

Federated International Strategic Value Fund

A Portfolio of Federated Equity Funds

CLASS A SHARES (TICKER IVFAX)
CLASS C SHARES (TICKER IVFCX)
INSTITUTIONAL SHARES (TICKER IVFIX)

SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED January 31, 2010

1. Effective March 31, 2010, Federated International Strategic Value Fund will change its name to Federated International Strategic Value Dividend Fund. Accordingly, please change any reference to “Federated International Strategic Value Fund” to “Federated International Strategic Value Dividend Fund” everywhere such a reference appears in the Prospectus(es) and Statement of Additional Information.

2. Under the heading entitled “Investment Objective and Investment Limitations,” please add as the second paragraph the following:

“Because the Fund refers to Dividend in its name, the SEC requires the Fund to notify shareholders at least 60 days in advance of any change in its investment policies that would enable the Fund to normally invest less than 80% of its assets in dividend-paying securities.”

February 26, 2010

Federated International Strategic Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Q450249 (2/10)